CONCENTRATIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Risks and Uncertainties [Abstract]
CONCENTRATIONS

CONCENTRATIONS

At June 30, 2012, 49% of the Company’s accounts receivable was due from a single customer. During the three months ended June 30, 2012, 38% of the Company’s service revenue was generated from a single customer, and less than 2% of sales revenue was generated from a single customer. Compared to total revenue, less than 3% was generated from a single customer during the three months ended June 30, 2012, compared to the three months ended June 30, 2011, where 38% of the Company’s revenues were generated from a single customer.

CONCENTRATIONS

At September 30, 2011, 92% of the Company's accounts receivable was due from custom of which two (2) customers, each accounted for 55% and 37%, respectively.  During the years ended September 30, 2011 and 2010, 17% and 59% of the Company's royalty revenues were generated through a single licensee, respectively. As the company stopped receiving royalty revenue on June 22, 2011, the Company does not expect that level of concentration related to our current products and services.